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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: __________________
     This Amendment (Check only one.):     [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Integral Investors 2006, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-14482

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Ward
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC which is the administrative member of Bain Capital Integral Investors 2006, LLC
Phone:   617-516-2000

Signature, Place, and Date of Signing:

  /s/ Michael D. Ward            Boston, MA                11/14/2012
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

* The report on Form 13F for the period ended September 30, 2012 for Bain Capital Integral Investors 2006, LLC ("Integral 2006") is being filed by Bain Capital Investors, LLC, which is the administrative member of Integral 2006.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number     Name
      28-11185                 Bain Capital Investors, LLC

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